Accumulated Other Comprehensive Income / (Loss) - Reclassifications out of AOCI (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income / (Loss) [Abstract]
Gains and losses on cash flow hedges Interest rate contracts	$ (424,533)	$ 143,156	$ 0
Total reclassifications for the period	$ 424,533	$ 143,156	$ 0
Affected Line Item in the Statement Where Net Income is Presented	Interest and finance costs	Interest and finance costs	Interest and finance costs